Provisions - Summary of Economic Assumptions (Detail) - Long-term employee benefits [member]	Dec. 31, 2021	Dec. 31, 2020
Summary of economic assumptions [line items]
Discount rate	7.00%	5.00%
Expected rate of salary increase	7.70%	4.50%